INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAX, DOMESTIC AND FOREIGN

Loss before income tax (benefit), expense consists of the following:

In thousands	December 31, 2021	December 31, 2020
Domestic	$(36,781)	$(8,657)
Foreign	(4,533)	—
Loss before income taxes	$(41,314)	$(8,657)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)	The components of the income tax benefit are as follows:
In thousands	December 31, 2021	December 31, 2020
Deferred:
Domestic - Federal	569	—
Foreign	762	—
Deferred income tax benefit	$1,331	$—

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

As of December 31, 2021 and 2020, the Company’s deferred tax assets and liabilities are as follows:

In thousands	December 31, 2021	December 31, 2020
Deferred Tax Assets
Accrued expenses	$430	$63
Right-of-use asset	14,484	2,357
Federal NOL	21,050	10,338
State NOL	2,222	697
Research and development credits	266	354
Valuation allowances	(20,508)	(10,761)
Total deferred tax assets	$17,944	$3,048
Deferred Tax Liabilities
Property, plant and equipment	$522	$648
Intangibles	12,241	—
Prepaid expenses	133	6
Lease liability	13,495	2,394
Total deferred tax liability	$26,391	$3,048
Net deferred tax assets	$(8,447)	$—

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The effective income tax rate differs from the statutory rate as follows:

	2021	2020
Statutory rate	22.00%	22.00%
Foreign rate difference	-1.60%	-1.00%
Permanent differences	-1.30%	0.70%
Research and development credits	0.00%	-0.90%
State income tax, net	3.50%	-1.90%
Valuation allowance	-23.90%	-18.90%
Other	4.20%	0.00%
Effective tax rate	2.90%	0.00%